Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Operating lease and sublease expense	¥ 52,465	¥ 50,561	¥ 49,047
Minimum lease payments expense	52,155	50,058	48,527
Sublease payments expense	310	503	¥ 520
IFRS 9 [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Accumulated allowance for uncollectible minimum lease payments receivable	¥ 1,342
IAS 39 [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Accumulated allowance for uncollectible minimum lease payments receivable		¥ 1,828